Goodwill and Intangible Assets - Net intangible assets by segment (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets, net
Total intangible assets, net	$ 310,265	$ 313,483
Predecessor
Intangible assets, net
Total intangible assets, net		313,483	$ 231,284
North America
Intangible assets, net
Total intangible assets, net	205,595	204,133
North America | Trademarks
Intangible assets, net
Total intangible assets, net	18,499	18,486
North America | Predecessor
Intangible assets, net
Total intangible assets, net		204,133	125,451
North America | Predecessor | Trademarks
Intangible assets, net
Total intangible assets, net		18,486	4,086
North America | Merchant contract portfolios
Intangible assets, net
Total intangible assets, net	87,256	89,045
North America | Merchant contract portfolios | Predecessor
Intangible assets, net
Total intangible assets, net		89,045	65,112
North America | Marketing alliance agreements
Intangible assets, net
Total intangible assets, net	79,116	82,604
North America | Marketing alliance agreements | Predecessor
Intangible assets, net
Total intangible assets, net		82,604	55,165
North America | Trademarks
Intangible assets, net
Total intangible assets, net	1,487
North America | Internally developed software
Intangible assets, net
Total intangible assets, net	16,798	10,431
North America | Internally developed software | Predecessor
Intangible assets, net
Total intangible assets, net		10,431	1,088
North America | Non-competition agreements
Intangible assets, net
Total intangible assets, net	2,439	3,567
North America | Non-competition agreements | Predecessor
Intangible assets, net
Total intangible assets, net		3,567
Europe
Intangible assets, net
Total intangible assets, net	104,670	109,350
Europe | Predecessor
Intangible assets, net
Total intangible assets, net		109,350	105,833
Europe | Merchant contract portfolios
Intangible assets, net
Total intangible assets, net	35,742	40,273
Europe | Merchant contract portfolios | Predecessor
Intangible assets, net
Total intangible assets, net		40,273	41,474
Europe | Marketing alliance agreements
Intangible assets, net
Total intangible assets, net	45,888	46,499
Europe | Marketing alliance agreements | Predecessor
Intangible assets, net
Total intangible assets, net		46,499	45,979
Europe | Trademarks
Intangible assets, net
Total intangible assets, net	11,845	12,898
Europe | Trademarks | Predecessor
Intangible assets, net
Total intangible assets, net		12,898	12,740
Europe | Internally developed software
Intangible assets, net
Total intangible assets, net	$ 11,195	9,680
Europe | Internally developed software | Predecessor
Intangible assets, net
Total intangible assets, net		$ 9,680	$ 5,640